NON-EXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
NON-EXEMPT TRANSACTIONS	NON-EXEMPT TRANSACTIONS
During the Plan years ended December 31, 2025 and 2024, employee withholdings in the amounts of $12,631 and $2,994, respectively, were not remitted within the appropriate time period by the Company. These transactions constitute prohibited transactions as defined by ERISA. The Company is aware of the occurrence and has taken the appropriate steps to correct the situation. Estimated interest assessed on these amounts were $142 and $577, for the years ended December 31, 2025 and 2024, respectively. The lost earnings were remitted to the Plan during 2025 and 2026.The Company has chosen to correct this without use of the Voluntary Fiduciary Contribution Program. Furthermore, the Company does not believe that these prohibited transactions will have a material impact on the accompanying financial statements and supplemental schedules.